Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 74,513	$ 38,403	$ 67,840
Adjustments to reconcile net income to net cash provided by operating activities:
FHLB stock dividends	(4,446)	(3,791)	(3,966)
Provision for credit losses	2,040	4,060	8,881
Originations of loans receivable held-for-sale ("LHFS")	(6,008)	(11,715)	(47,488)
Proceeds from sales of LHFS	6,524	13,483	46,140
Amortization and accretion of premiums and discounts on securities	8,662	8,100	5,940
Depreciation and amortization of premises and equipment	4,951	4,397	4,584
Amortization of deferred amounts related to FHLB advances, net	8,797	7,091	6,676
Common stock committed to be released for allocation - ESOP	6,406	6,022	6,481
Stock based compensation	1,196	262	452
Provision for deferred income taxes	6,089	(9,647)	3,466
Gain on the sale of trading securities received in the loan swap transaction			(6,454)
Changes in:
Prepaid federal insurance premium, net	3,927	4,718	(20,447)
Accrued interest receivable	3,224	904	2,420
Other assets, net	2,493	637	(7,035)
Income taxes payable/receivable	(1,398)	3,004	(6,697)
Accounts payable and accrued expenses	(10,732)	(143)	(1,631)
Net cash flows provided by operating activities	106,238	65,785	59,162
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of trading securities received in the loan swap transaction			199,144
Purchase of AFS securities	(688,520)	(790,083)
Purchase of HTM securities	(560,024)	(1,979,789)	(1,662,009)
Proceeds from calls, maturities and principal reductions of AFS securities	761,535	351,636	557,141
Proceeds from calls, maturities and principal reductions of HTM securities	1,036,121	1,485,786	628,350
Proceeds from the redemption of capital stock of FHLB	4,048	4,942	16,185
Purchases of capital stock of FHLB	(5,696)	(7,162)	(21)
Net (increase) decrease in loans receivable	(471,144)	(105)	219,628
Purchases of premises and equipment	(12,617)	(12,751)	(8,183)
Proceeds from sales of OREO	13,145	14,205	11,273
Net cash provided by (used in) investing activities	76,848	(933,321)	(38,492)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(63,768)	(150,110)	(48,400)
Deposits, net of withdrawals	55,470	126,553	157,701
Proceeds from borrowings	957,768	644,162	300,000
Repayments of borrowings	(957,768)	(773,771)	(395,000)
Deferred FHLB prepayment penalty	(7,937)		(875)
Change in advance payments by borrowers for taxes and insurance	504	102	(331)
Net proceeds from common stock offering (deferred offering costs)		1,076,411	(5,982)
Repurchase of common stock	(146,781)		(4,019)
Stock options exercised	36	35	210
Excess tax benefits from stock options	25	7	89
Net cash (used in) provided by financing activities	(162,451)	923,389	3,393
NET INCREASE IN CASH AND CASH EQUIVALENTS	20,635	55,853	24,063
CASH AND CASH EQUIVALENTS:
Beginning of Period	121,070	65,217	41,154
End of Period	141,705	121,070	65,217
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income tax payments	36,791	25,517	40,664
Interest payments	135,444	172,332	199,433
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Note received from ESOP in exchange for common stock		47,260
Customer deposit holds related to common stock offering		17,690
Loans transferred to OREO	11,296	15,048	13,717
Swap of loans for trading securities			$ 193,889